Label	Element	Value
PACE® Alternative Strategies Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2015, as previously supplemented

April 18, 2016

Dear Investor,

The purpose of this supplement is to update information regarding the investment advisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed Aviva Investors Americas LLC ("Aviva") to serve as a new investment advisor to the fund. Aviva, which is a U.S.-based investment adviser registered with the U.S. Securities and Exchange Commission ("SEC"), intends to use "associated persons" employed by an affiliate of Aviva, Aviva Investors Global Services Limited ("Aviva (UK)"), in its provision of investment advisory services to the Fund under a "participating affiliate" arrangement. Aviva will assume investment advisory responsibility with respect to the fund's portfolio effective on or around May 9, 2016.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 67 of the Multi-Class Prospectus and page 68 of the Class P Prospectus is revised by adding the following as the last bullet point of the section:

•  A "global unconstrained multi-strategy" strategy that identifies and pursues diverse strategies across asset classes, sectors, currencies, interest rates, inflation and volatility that are expected to work well together whether markets are rising or falling.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 71 of the Multi-Class Prospectus and the Class P Prospectus is revised by inserting the following before the final sentence of the first paragraph:

Aviva assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.